Income Taxes	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
For the three months ended December 31, 2020 and 2019, the Company recognized income tax expense of $26.5 million and $12.2 million, respectively, representing an effective tax rate of 22.7% and 23.8%, respectively. The differences from the Company’s federal statutory tax rate to the effective tax rate for the three months ended December 31, 2020, were related to state income taxes, partially offset by state tax credits such as the Kansas High Performance Incentive Program (“HPIP”) and discrete items for the period, primarily from the exercise of non-qualified stock options. The differences from the Company’s federal statutory tax rate to the effective tax rate for the three months ended December 31, 2019, were primarily related to state income taxes, partially offset by state tax credits such as HPIP.
For the six months ended December 31, 2020 and 2019, the Company recognized income tax expense of $25.4 million and $11.7 million, respectively, representing an effective tax rate of 21.8% and 23.9%, respectively. The differences from the Company’s federal statutory tax rate to the effective tax rate for the six months ended December 31, 2020, were related to state income taxes, partially offset by state tax credits such as HPIP and discrete items for the period, primarily from the exercise of non-qualified stock options. The differences from the Company’s federal statutory tax rate to the effective tax rate for the six months ended December 31, 2019, were primarily related to state income taxes, partially offset by state tax credits such as HPIP.
Assessing the realizability of the Company’s deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company forecasts taxable income by considering all available positive and negative evidence, including historical data and future plans and estimates. These assumptions require significant judgment about future taxable income. As a result, the amount of deferred tax assets considered realizable is subject to adjustment in future periods if estimates of future taxable income change. The Company continues to recognize its deferred tax assets as of December 31, 2020, as it believes it is more likely than not that the net deferred tax assets will be realized. The Company recognizes a significant deferred tax liability due to the timing of recognizing revenue when a policy is sold, while revenue recognition for tax purposes is not recognized until future renewal commission payments are received. This deferred tax liability is a source of income that can be used to support the realizability of the Company’s deferred tax assets. As such, the Company does not believe a valuation allowance is necessary as of December 31, 2020, and will continue to evaluate in the future as circumstances may change.
INCOME TAXES
Income tax expense for the periods presented below consists of the following for the years ended June 30:

(in thousands)	2020	2019	2018 (1)
Current income taxes:
Federal	$—	$(64)	$—
State	63	107	35
Total	63	43	35

Deferred income taxes:
Federal	21,021	19,748	5,320
State	3,932	2,243	1,264
Total	24,953	21,991	6,584

Income tax expense	$25,016	$22,034	$6,619
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(1)2018 has been adjusted for the adoption of 606 using the full retrospective method
The Tax Cuts and Jobs Act (the “Act”), signed into law on December 22, 2017, reduced the tax rate for corporations effective for tax years beginning after January 1, 2018. In addition to the reduction in the corporate tax rate, the Act also (1) changed the rules related to utilization of net operating loss ("NOL") carryforwards generated in tax years beginning after December 31, 2017; (2) eliminated the corporate alternative minimum tax ("AMT") and changed how existing AMT credits can be realized; (3) expanded bonus depreciation that will allow for full expensing of qualifying property; and (4) created a new limitation on deductible interest expense.
The Company’s statutory federal tax rate is 21% and its current state tax rate (net of federal benefit) is 3.85% for the year ended June 30, 2020. The Company’s statutory federal tax rate was 21% and its current state tax rate (net of federal benefit) was 3.83% for the year ended June 30, 2019. Pursuant to the Act, as a fiscal year-end taxpayer, the Company used a blended federal statutory rate of 27.55% for the year ended June 30, 2018.
The difference from the Company’s statutory tax rates to the effective tax rates shown below for the years ended June 30, 2020 and 2019 were primarily due to Kansas High Performance Incentive Program (“HPIP”) tax credits partially offset by non-deductible expenses. The difference from the Company’s statutory tax rates to the effective tax rates for the year ended June 30, 2018 was primarily due to the reduction in corporate tax rate under the Act.
The following reconciles the statutory federal income tax rate to the effective income tax rate for the periods presented:

	Year Ended June 30,
	2020	2019	2018 (1)
Federal statutory rate	21.0%	21.0%	27.6%
Increase in income tax benefit and decrease in
income tax expense resulting from:
State income taxes	4.00	3.80	2.90
Kansas HPIP credit	(0.90)	(1.50)	(1.20)
Remeasurement of deferred income tax liabilities	—	—	(12.90)
Other	(0.50)	—	(0.50)
Effective income tax rate	23.6%	23.3%	15.9%
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(1)2018 has been adjusted for the adoption of 606 using the full retrospective method
Significant components of the deferred tax assets and liabilities were as follows for the periods presented:

	Year Ended June 30,
(in thousands)	2020	2019
Deferred tax assets:
Accruals and other	$10,663	$3,085
Deferred rent	3,349	2,202
Interest expense limitation	7,269	420
Net operating losses	27,557	6,336
Credit carryforward	5,413	4,273
Total deferred tax assets	54,251	16,316

Deferred tax liabilities:
Commissions receivable	(155,297)	(96,064)
Basis difference in fixed and amortizable assets	(4,798)	(1,504)
Total deferred tax liabilities	(160,095)	(97,568)

Net long-term deferred tax liabilities	$(105,844)	$(81,252)
As discussed in Note 1 to the consolidated financial statements, the Company adopted ASC 606 effective July 1, 2018. For tax purposes, pursuant to proposed Treasury Regulation §1.451‑3(c)(6)(ii), the Company defers revenue relating to certain commissions receivables into following years until it is collected, which gives rise to a deferred tax liability. This deferred tax liability is a source of future taxable income that can be used to support the realizability of deferred tax assets. The Company continues to recognize all of its deferred tax assets as of June 30, 2020, as it believes it is more likely than not that the deferred tax assets will be fully realized.
In accordance with the provisions of ASU No. 2016-09, Improvements on Employee Share-Based Payment Accounting (Topic 718) ("ASU 2016-09"), the Company now classifies the excess income tax benefits from share-based compensation arrangements as a discrete item within income tax expense rather than recognizing such excess income tax benefits in additional paid-in capital. The Company recognized an income tax benefit of $0.5 million and $0.2 million in the consolidated statements of comprehensive income related to excess tax benefits resulting from the exercise of non-qualified stock options for the years ended June 30, 2020 and 2019, respectively. The cumulative effect of the adoption of ASU 2016-09 of $0.4 million was made during the year ended June 30, 2019, to recognize the excess income tax benefits from prior year share-based compensation arrangements in deferred income taxes and retained earnings in the consolidated balance sheet.
Assessing the realizability of the Company’s deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company forecasts taxable income by considering all available positive and negative evidence, including historical data and future plans and estimates. These assumptions require significant judgment about future taxable income. As a result, the amount of deferred tax assets considered realizable is subject to adjustment in future periods if estimates of future taxable income change. The Company continues to recognize its deferred tax assets as of June 30, 2020, as it believes it is more likely than not that the net deferred tax assets will be realized. The Company recognizes a significant deferred tax liability due to the timing of recognizing revenue when a policy is sold, while revenue recognition for tax purposes is not recognized until future renewal commission payments are received. This deferred tax liability is a source of income that can be used to support the realizability of the Company’s deferred tax assets. As such, the Company does not believe a valuation allowance is necessary as of June 30, 2020, and will continue to evaluate in the future as circumstances may change.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law. The CARES Act provides numerous tax provisions and other stimulus measures, including temporary changes regarding the prior and future utilization of net operating losses, temporary changes to the prior and future limitations on interest deductions, temporary suspension of certain payment requirements for the employer portion of social security taxes, the creation of certain refundable employee retention credits, and technical corrections from prior tax legislation for tax depreciation of certain qualified improvement property. The Company is currently evaluating the impact on its consolidated financial statements and has not yet quantified the impact to the financial statements that may result from the CARES Act. The Company anticipates it will benefit from the technical correction for qualified leasehold improvements eligible for 100% tax bonus depreciation, and beginning with pay dates on and after April 10, 2020, the Company has elected to defer the employer-paid portion of social security taxes. The Company is also currently assessing its eligibility for certain employee retention tax credits but does not expect such credits to have a material impact on the financial statements.
As of June 30, 2020, the Company has NOL carryforwards for federal and state income tax purposes of $109.6 million and $95.3 million, respectively. Other than the federal NOL generated for the tax year ended June 30, 2020, which has an indefinite carryforward period, the federal carryforwards will expire in 2034 through 2038. The state carryforwards will expire in 2024 through 2039.
The Company is subject to income taxes in the US federal and various state jurisdictions. Tax regulations within each jurisdiction are subject to interpretation of the related tax laws and regulations and require the application of significant judgment. The federal tax returns from tax years 2016 through 2018 and state tax returns from tax years 2015 through 2018 remain open to examination by the major domestic taxing jurisdictions to which the Company is subject. NOLs generated on a tax return basis by the Company for tax years 2015 to 2018 will remain open to examination by the major domestic taxing jurisdictions until the statute of limitations expires for the year in which the loss carry overs are utilized.